Commitments - Company's royalty and stream interests (Details) $ in Millions, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jan. 01, 2026	Feb. 28, 2026	Dec. 31, 2025 USD ($) shares oz t	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 AUD ($) shares
Acquisition of gold stream | Cascabel Gold Stream And Net Smelter Return , Ecuador
Commitments
Investment commitments			$ 239.2
Percentage of stream buyback exercised	50.00%	50.00%	50.00%
Cascabel stream
Commitments
Investment commitments			$ 478.3
Royalty Acquisition Venture with Continental Resources, Inc.
Commitments
Investment commitments			36.5
Yanacocha royalty
Commitments
Investment commitments			$ 15.0
Number of common shares | shares			118,534	118,534	118,534
Investment commitment obligation			20 years
Copper World royalty
Commitments
Investment commitments			$ 12.5
Commitment payable percentage			50.00%
Commitment payable percentage upon receipt of royalty payments			50.00%
Copper World royalty | Bottom of range
Commitments
Mine copper production | t			550,000
Copper World royalty | Top of range
Commitments
Mine copper production | t			1,703,000
Salares Norte (Rio Baker) royalty
Commitments
Investment commitments			$ 8.0
Receipt of royalty payments			15.0
Royalty with EMX Royalty Corporation
Commitments
Investment commitments			$ 4.9
Investment commitment obligation			3 years
Eskay Creek Royalty
Commitments
Investment commitments				$ 4.5
Gold ounce contemplated to be mined | oz			300,000
Gold Quarry
Commitments
Investment commitments			$ 1.0
Yilgarn Star royalty
Commitments
Investment commitments					$ 1.5